As filed with the Securities and Exchange Commission on January 18, 2006
                                               Registration No. ______/811-03618

                     U.S. Securities and Exchange Commission
                              Washington, DC 20549
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
        Pre-Effective Amendment No. ___ Post-Effective Amendment No. ___
                        (Check appropriate box or boxes)

               Exact Names of Registrants as Specified in Charter:

-------------------------------------------------- ------------------------------------------------------------
   THE TRAVELERS FUND U FOR VARIABLE ANNUITIES                   METROPOLITAN SERIES FUND, INC.

-------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------- ------------------------------------------------------------
            Exact Name of Depositor:                             Area Code and Telephone Number:
         THE TRAVELERS INSURANCE COMPANY                                 (617) 578-3104

-------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------- ------------------------------------------------------------
   Address of Depositor's Principal Executive                Address of Principal Executive Offices:
                    Offices:                            501 Boylston Street, Boston, Massachusetts 02116
 One Cityplace, Hartford, Connecticut 06103-3415
-------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------- ------------------------------------------------------------

  Depositor's Telephone Number, including area
                      code:
                 (860) 308-1000

-------------------------------------------------- ------------------------------------------------------------

                     Name and Address of Agent for Service:
                             James L. Lipscomb, Esq.
                  Executive Vice President and General Counsel
                               MetLife Group, Inc.
                                  MetLife Plaza
                            27-01 Queens Plaza North
                           Long Island City, NY 11101

                                   Copies to:
                               John M. Loder, Esq.
                                Ropes & Gray LLP
                             One International Place
                                Boston, MA 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on February 18, 2006 pursuant to Rule 488 under the Securities Act of 1933.

Title of securities being registered: Units of interest in a sub-account of The Travelers Fund U for Variable Annuities; shares of beneficial interest in the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933: NO FILING FEE IS REQUIRED IN RELIANCE ON SECTION 24(F) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                   [FORM OF SUPPLEMENTAL SOLICITATION LETTER]

                         THE TRAVELERS INSURANCE COMPANY

            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
                   One Cityplace, Hartford, Connecticut 06103

                                February __, 2006

Dear Variable Annuity Contract Owner:

     Shares of The Travelers Money Market Account For Variable Annuities (the "Account") of The Travelers Insurance Company ("TIC") have been purchased at your direction to fund benefits payable under your variable annuity contract (the "variable contracts"). As owner of the units of the Account, you are being asked to approve an Agreement and Plan of Reorganization (the "Agreement") whereby the assets of the Account will be transferred to the BlackRock Money Market Portfolio (the "Portfolio"), a series of Metropolitan Series Fund, Inc., in exchange for shares of the Portfolio, and the Account will be restructured as a sub-account of The Travelers Fund U for Variable Annuities, a unit investment trust (the "Reorganization").

     If the Agreement is approved and consummated, you will beneficially own units of the sub-account with an aggregate unit value equal to the aggregate net asset value of the units of the Account you owned before the Reorganization. Instead of investing directly in securities as did the Account, the sub-account will invest in similar types of securities through the Portfolio. You will be able to transfer all or a part of your interest in the Portfolio as provided in your contract to another available investment option on each day the Portfolio is open for business at the then current net asset value per share.

     After carefully considering the merits of the proposal, the Account's Board of Managers (the "Board") has determined that the Reorganization of the Account is in the best interests of the contract owners with assets allocated to the Account, and that the contract owners' interests will not be diluted as a result of the Reorganization.

     The Board recommends that you read the enclosed materials carefully and then vote FOR the proposal. To vote, you may use any of the following methods:

o BY MAIL. Please complete, sign, date and return the proxy card in the enclosed postage-paid envelope.
o BY TELEPHONE. Call _______ and follow the simple instructions. Have your proxy card ready.
o BY INTERNET. Go to www._______.com and follow the on-line instructions. Have your proxy card ready.

     For more information, please call TIC at 1-800-842-9368.

Respectfully,

The Travelers Insurance Company

     WE URGE YOU TO SIGN AND RETURN THE VOTING INSTRUCTION FORM(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR TO VOTE BY TELEPHONE OR THROUGH THE INTERNET.


                             YOUR VOTE IS IMPORTANT!

            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
                                 (THE "ACCOUNT")

                                  ONE CITYPLACE
                           HARTFORD, CONNECTICUT 06103
                                                               FEBRUARY __, 2006

                  NOTICE OF SPECIAL MEETINGS OF CONTRACT OWNERS

To Variable Annuity Contract Owners:

     NOTICE IS HEREBY GIVEN THAT a Special Meeting of the owners of variable annuity contracts who have allocated assets under such contracts to the Account (the "Contract Owners") will be held at 501 Boylston Street, 5th Floor, Boston, Massachusetts, 02116, on April __, 2006 at 9:00 a.m. (Eastern time) for the following purposes:

ITEM 1. To approve or disapprove an Agreement and Plan of Reorganization whereby the assets of the Account will be transferred to the BlackRock Money Market Portfolio (the "Portfolio"), a series of Metropolitan Series Fund, Inc., in exchange for Class A shares of the Portfolio, and the Account will be restructured as a sub-account of The Travelers Fund U for Variable Annuities, a unit investment trust.

ITEM 2. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

     THE BOARD OF MANAGERS OF THE ACCOUNT UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF ITEM 1.

     The attached Combined Prospectus/Proxy Statement describes the proposal. A copy of the Reorganization Agreement is attached as Appendix A to the Combined Prospectus/Proxy Statement.

     Contract Owners of record as of the close of business on January 31, 2006 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

     CONTRACT OWNERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE BOARD OF MANAGERS OF THE ACCOUNT, OR TO VOTE BY TELEPHONE OR INTERNET. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR SUBSEQUENTLY EXECUTED VOTING INSTRUCTIONS OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

                                               By Order of the Board of Managers

                                               _________________________________
                                                     Paul Cellupica, Secretary


February __, 2006
New York City, New York

                                     PART A

                       COMBINED PROSPECTUS/PROXY STATEMENT
                             DATED FEBRUARY __, 2006

                                 Prospectus of:

------------------------------------------------------------------- --------------------------------------------------
                  METROPOLITAN SERIES FUND, INC.                       THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
------------------------------------------------------------------- --------------------------------------------------
------------------------------------------------------------------- --------------------------------------------------
                 BLACKROCK MONEY MARKET PORTFOLIO
------------------------------------------------------------------- --------------------------------------------------
------------------------------------------------------------------- --------------------------------------------------

------------------------------------------------------------------- --------------------------------------------------
------------------------------------------------------------------- --------------------------------------------------
                       501 BOYLSTON STREET                                            ONE CITYPLACE
                   BOSTON, MASSACHUSETTS 02116                                 HARTFORD, CONNECTICUT 06103
                          (800) 638-7732                                             (860) 308-1000
------------------------------------------------------------------- --------------------------------------------------

                               Proxy Statement of:
            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES

                                  ONE CITYPLACE
                           HARTFORD, CONNECTICUT 06103
                                 (800) 842-9368

This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Managers (the "Account Board" or the "Managers") of The Travelers Money Market Account For Variable Annuities (the "Account") for use at a special meeting (the "Meeting") of the owners of variable annuity contracts issued by The Travelers Insurance Company ("TIC") who have allocated assets under such contracts to the Account ("Contract Owners"). The Meeting is scheduled for April __, 2006 at 9:00 a.m. (Eastern time), and any adjournments thereof, at 501 Boylston Street, 5th Floor, Boston, Massachusetts, 02116. At the Meeting, Contract Owners will be asked to consider and approve an Agreement and Plan of Reorganization (the "Agreement") whereby the assets of the Account will be transferred to the BlackRock Money Market Portfolio (the "Portfolio"), a series of Metropolitan Series Fund, Inc. (the "Series Fund"), in exchange for Class A shares of the Portfolio, and the Account will be restructured as a new sub-account (the "New Sub-Account") of The Travelers Fund U for Variable Annuities (the "Successor Account"), a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"). (Such transactions are referred to herein collectively as the "Reorganization.")

         The proposed Reorganization will consist of two parts:

o The assets of the Account will be transferred to the Portfolio in exchange for Class A shares of the Portfolio, a series of the Series Fund, which is an open-end management investment company (commonly referred to as a "mutual fund") registered under the 1940 Act. The Portfolio will issue shares in an amount equal to the value of the assets that it receives from the Account, less the liabilities it assumes (other than liabilities associated with insurance obligations that will be assumed by the New Sub-Account).

o The shares of the Portfolio received by the Account will then be transferred to the New Sub-Account, an investment division of the Successor Account, which will invest in Class A shares of the Portfolio. Immediately after the Reorganization, a Contract Owner's indirect interest in the

     Portfolio (through the New Sub-Account) will be equal in value to the Contract Owner's direct interest in the Account immediately before the Reorganization.

The end result will be an organizational structure that is more common in the variable annuity industry than the current organizational structure.

     This Combined Prospectus/Proxy Statement and the Agreement describe more fully the terms and conditions of the Reorganization. A copy of the Agreement is included as Appendix A of this Combined Prospectus/Proxy Statement.

     This Combined Prospectus/Proxy Statement, which you should retain for future reference, sets forth concisely information about the Reorganization, the Portfolio, and the proposed future operations of the New Sub-Account that a Contract Owner should know in considering the Reorganization. The current prospectuses for the Contracts, which contain information about the Account and the Successor Account, the statements of additional information relating to those prospectuses, and the statement of additional information of the Series Fund are incorporated herein by reference, and the prospectus for the Portfolio is enclosed with this Combined Prospectus/Proxy Statement. The prospectuses for such Contracts and the statements of additional information are available without charge by writing to the Account or Series Fund at the appropriate address noted above or by calling (800) 842-9368 (for the Account) or (800) 638-7732 (for the Portfolio). In addition, a statement of additional information relating to and dated the same date as this Combined Prospectus/Proxy Statement (the "Statement of Additional Information") and containing additional information about the Series Fund, the Portfolio and the Reorganization has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. You may obtain a copy of such Statement of Additional Information without charge by writing to the Series Fund at its address noted above or by calling (800) 638-7732. The SEC maintains a website (http://www.sec.gov) that contains the material incorporated by reference, together with other information regarding the Series Fund. Copies of such material may also be obtained for a fee from the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102, or by electronic request at the following email address: publicinfo@sec.gov.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $100 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

                                TABLE OF CONTENTS


                                                                                                                PAGE

  Summary........................................................................................

  Comparative Fee and Expense Tables.............................................................

  Description of Contract Features...............................................................

  Information Relating to the Proposed Reorganization............................................

  Comparison of Management of Account and Portfolio..............................................

  Capitalization.................................................................................

  Portfolio Financial Highlights.................................................................

  Additional Information ........................................................................

  Voting Information.............................................................................

  Availability of Additional Information about the Account and Portfolio.........................

  Other Business.................................................................................

  Litigation.....................................................................................

  Contract Owner Inquiries.......................................................................

  Appendix A - Agreement and Plan of Reorganization..............................................                A-1

THE BOARD OF MANAGERS OF THE ACCOUNT UNANIMOUSLY RECOMMENDS THAT CONTRACT OWNERS VOTE "FOR" THE APPROVAL OF THE AGREEMENT.


                                     SUMMARY

     This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Account Board for use at a special meeting of the Contract Owners. The purpose of the special meeting is to consider the proposal to approve the Agreement whereby the assets of the Account will be transferred to the Portfolio in exchange for shares of the Portfolio, and the Account will be restructured as the New Sub-Account.

     The following is a summary of certain information relating to the proposed Reorganization, the parties thereto, and the transactions contemplated thereby. This disclosure is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, in the Agreement (attached as Appendix A), in the Portfolio Prospectus (enclosed with this Combined Prospectus/Proxy Statement), and in the Prospectuses for the Contracts and Statements of Additional Information for the Contracts and Series Fund.

THE PROPOSED REORGANIZATION

     The Agreement was approved by the Account Board, including by the individuals who are not "interested persons" of the Account as such term is defined in the 1940 Act, on January 25, 2006, and by the Board of Directors of the Series Fund (on behalf of the Portfolio) on December 13, 2005. Subject to approval by Contract Owners who have assets allocated to the Account, the Agreement provides for the transfer of all of the assets of the Account to the Portfolio, as well as the assumption of the Account's liabilities (other than liabilities associated with insurance obligations that will be assumed by the New Sub-Account) by the Portfolio. The Portfolio will issue shares to the Account in an amount equal to the value of the assets the Portfolio received from the Account, less the liabilities that the Portfolio assumed, and such shares will then be transferred to the New Sub-Account. Immediately after the Reorganization, a Contract Owner's indirect interest in the Portfolio (through the New Sub-Account) will be equal in value to the Contract Owner's direct interest in the Account immediately before the Reorganization.

     TIC or its affiliates will assume all costs and expenses associated with effecting the Reorganization, and none of the Account, Portfolio, or New Sub-Account will bear any such costs and expenses. The current level of operating expenses for the Portfolio are higher than the operating expenses (excluding the mortality and expense risk charge and other insurance contract-related charges) for the Account. However, if the Reorganization is approved, TIC has agreed to waive the mortality and expense risk charges for the New Sub-Account so that Contract Owners will be expected to incur expenses immediately after the Reorganization that are the same as or slightly lower than pre-Reorganization expenses for the Account (assuming an increase in Portfolio assets resulting from the consummation of the Reorganization and the reorganization of certain other mutual funds into the Portfolio). See "Comparison of Fees and Expenses" below.

REASONS FOR THE REORGANIZATION

     The Account's structure as an actively managed separate account registered under the 1940 Act, as opposed to a unit investment trust that invests all of its assets in an underlying mutual fund, is becoming increasingly rare in the variable annuity industry. As a result, the current structure results in operational and compliance considerations that differ from those of the unmanaged separate accounts that are more common in the industry generally and among the separate accounts of TIC and its affiliates, and those unique considerations may lead to operational and compliance difficulties over time. Therefore, the Account Board has determined that it would be in the best interests of Contract Owners to change the Account's structure to the more common unit investment trust/underlying mutual fund structure.

     Contract Owners are also expected to benefit from the much larger asset base of the Portfolio after the Reorganization and the reorganization of certain other mutual funds into the Portfolio, as compared to the current asset base of the Account. The larger asset base could result in greater investment flexibility and diversification and the ability to effect portfolio transactions on more favorable terms, as well as potential economies of scale with respect to Portfolio expenses, although there is no assurance that any such potential benefits will be realized.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND MANAGEMENT

     The investment objectives and principal investments of the Portfolio and the Account are similar, with the primary focus of both being money market instruments that are eligible for purchase by a money market fund under Rule 2a-7 under the 1940 Act. There are, however, a few differences in investment policies, and the Portfolio and Account are managed on a day-to-day basis by unrelated sub-advisers. The following table compares the investment objectives, principal investment strategies, and management of the Portfolio and Account. A more detailed comparison is provided below under "Comparison of Investment Objectives and Policies."

------------------------ ----------------------------------------------- ------------------------------------------
                                           Portfolio                                      Account
------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
INVESTMENT OBJECTIVE     A high level of current income consistent       Preservation of capital, a high degree
                         with preservation of capital.                   of liquidity and high current income.
------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
PRINCIPAL INVESTMENT     The Portfolio invests in money market           The Account normally invests in high
STRATEGIES               instruments.  The Portfolio may invest in the   quality U.S. dollar denominated money
                         highest quality, short-term money market        market instruments.  The Account may
                         instruments or in U.S. Government               invest in commercial paper, short-term
                         Securities.  The Portfolio may invest in        corporate debt, U.S. Government Money
                         commercial paper and asset-backed securities,   Market Securities, credit and liquidity

                                      -5-

                         including those issued in Rule 144A and other   enhancements, put features, variable and
                         private placement transactions.  The            floating rate securities, repurchase
                         Portfolio also may invest in U.S.               agreements, or similar instruments.
                         dollar-denominated securities issued by
                         foreign companies or banks or their U.S.
                         affiliates.
------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
INVESTMENT ADVISER       MetLife Advisers, LLC ("MetLife Advisers"),     Travelers Asset Management International
                         an indirect wholly-owned subsidiary of          Company LLC ("TAMIC"), also an indirect
                         MetLife, Inc.                                   wholly-owned subsidiary of MetLife, Inc.
------------------------ ----------------------------------------------- ------------------------------------------
------------------------ ----------------------------------------------- ------------------------------------------
SUBADVISER               BlackRock Advisors, Inc.                        Salomon Brothers Asset Management Inc.
------------------------ ----------------------------------------------- ------------------------------------------




COMPARISON OF PRINCIPAL INVESTMENT RISKS

     The principal risk factors involved in investing in the New Sub-Account and, therefore, indirectly in the Portfolio are very similar to the principal risk factors currently associated with an investment in the Account. An investment in the Portfolio or the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio seeks to preserve its net asset value per share at a steady price by using the amortized cost method of valuation. In contrast, the Account does not use the amortized cost method and, because interest income on Account investments is not distributed to Contract Owners, the Account's net asset value will fluctuate. The Account, however, does not expect the value of its investments to decline substantially. In any event, it is possible to lose money by investing in either the Portfolio or the Account.

     The prices of fixed-income securities are generally affected by interest rate risk and credit risk. Interest rate risk refers to the fact that the value of fixed-income securities will increase when market interest rates fall and decrease when market interest rates rise. Credit risk refers to the risk that the issuer may not be able to make payments under the fixed-income securities. Because of the short maturity and high credit quality of money market instruments, the risks associated with these instruments is generally lower than the risks associated with other fixed-income securities. In addition, the income earned by the Account and the Portfolio will fluctuate based on market interest rates and other factors.

     In addition, although both the Portfolio and the Account invest only in securities denominated in U.S. dollars, each may be subject to certain risks of investing in foreign securities. These risks include possible political or economic instability, the possible imposition of restrictions on investment, and the "information" risk associated with the different accounting and financial reporting standards in many foreign countries.

     For a more detailed comparison of the risks of the Portfolio and the Account, see "Comparison of Management of Account and Portfolio" below.

PURCHASES AND REDEMPTIONS

     Following the Reorganization, Contract Owners will have substantially the same purchase, redemption and exchange rights as before the Reorganization. Units of the Account are not sold directly to the public, but only through variable contracts, and units of the New Sub-Account (and, indirectly, shares of the Portfolio) will likewise be sold only through variable contracts. As with the Account, Contract Owners will be able to transfer all or a part of their interest in the Portfolio as provided in their contract to another available investment option on each day the Portfolio is open for business at the then current net asset value per share.

FEDERAL INCOME TAX CONSEQUENCES

     The Reorganization is not expected to result in the recognition of gain or loss by Contract Owners for federal income tax purposes and will not take place unless the Accounts and the Portfolio receive a satisfactory opinion of tax counsel, substantially to that effect. See "Federal Income Tax Consequences" below.

                       COMPARATIVE FEE AND EXPENSE TABLES

The current charges, deductions and expenses of the Account and expenses of the Portfolio as of December 31, 2005, as well as the estimated pro forma charges, deductions and expenses giving effect to the proposed Reorganization are shown in the table below. The pro forma numbers reflect estimates for mortality and expense risk charges for the New Sub-Account and investment management fees and other expenses for the Portfolio based on financial information for the year ended December 31, 2005.

SALES CHARGES AND CONTRACT OWNER TRANSACTION FEES

     As shown in the table below, shares of the Account and the Portfolio are not subject to sales charges or shareholder transaction fees. The table below does not reflect surrender charges and other charges assessed by TIC under the variable contracts.


-------------------------------------------------------------------------------------
CONTRACT OWNER FEES (fees paid directly from your investment)
-------------------------------------------------------------------------------------
------------------------------------------------------ ------------------ ------------------- ----------------------
                                                            Account           Portfolio        New Sub-Account and
                                                                                               Porfolio (pro forma
------------------------------------------------------ ------------------ ------------------- ----------------------
------------------------------------------------------ ------------------ ------------------- ----------------------
Contingent Deferred Sales Charge (Load) (as a                 5%                 N/A                   5%
percentage of purchase payments withdrawn)(1)

------------------------------------------------------ ------------------ ------------------- ----------------------
------------------------------------------------------ ------------------ ------------------- ----------------------
Variable Liquidity Benefit Charge(2)                          5%                 N/A                   5%

------------------------------------------------------ ------------------ ------------------- ----------------------
------------------------------------------------------ ------------------ ------------------- ----------------------
Semi-Annual Contract Administrative Charge(3)                 $15                N/A                   $15
------------------------------------------------------ ------------------ ------------------- ----------------------
------------------------------------------------------ ------------------ ------------------- ----------------------
Transfer Charge(4)                                            $10                N/A                   $10
------------------------------------------------------ ------------------ ------------------- ----------------------

(1) For purchase payments withdrawn within five years of payment. Payments withdrawn five or more years after such payment is not subject to a sales charge.

(2) The Variable Liquidity Benefit Charge is assessed only on Universal Annuity Contracts. If the Variable Liquidity Benefit is selected, there is a charge of 5% of the amounts withdrawn for the first five years following the initial purchase payment. This charge is not assessed during the accumulation phase.

(3) For Universal Annuity Advantage and Universal Select Annuity Contracts, this fee will be waived if Contract value is $60,000 or greater on the day the charge is assessed.

(4) The Transfer Charge is assessed on transfers exceeding 12 per year under Universal Annuity Advantage and Universal Select Annuity Contracts.

ACCOUNT AND PORTFOLIO EXPENSES

     The table below shows information regarding the fees and expenses paid by the Account and the Portfolio for the fiscal year ended December 31, 2005, and estimated fees and expenses on a pro forma basis for the New Sub-Account and Portfolio after giving effect to the proposed Reorganization. If the proposed Reorganization occurs, the New Sub-Account will pay the Mortality and Expense Risk charge, while the Portfolio will pay Management Fees and Other Expenses.


                                                                                                                New Sub-Account
                                                                                            Portfolio           and Portfolio (pro
                                                                        Account          (Class A Shares)            forma)
                                                                        -------          ----------------       --------------------
ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
     Management Fees                                                     0.32%                 0.34%(1)                 0.34%
     Mortality and Expense Risk Fees                                     1.25%                    --                  1.15%(2)
     Other Expenses                                                      0.00%                   0.07%                  0.07%
Total Annual Fund Operating Expenses                                     1.57%                   0.41%                  1.56%

1 Prior to any fee waiver, the Portfolio's management fee on Portfolio assets less than $1 billion is 0.35%. However, MetLife Advisers has contractually agreed at least through April 30, 2006 to waive its fee so that the Portfolio pays 0.345% on its first $500 million of average daily net assets and 0.335% on the second $500 million. See "Comparison of Management of Account and Portfolio
- Advisory and Subadvisory Services" below.

2 Mortality and Expense Risk Fees for the New Sub-Account reflect a waiver of such fees agreed to by TIC in the amount of 0.10% of the New Sub-Account's average net assets. The maximum Mortality and Expense Risk Fee is 1.25%.

     For Universal Annuity Advantage and Universal Select Annuity Contracts, Contract Owners may select a Guaranteed Minimum Withdrawal Benefit option, which carries an additional charge equal to, on an annual basis, a maximum of 1.00% of the amounts held in the Account, although the current charge is 0.40%. Contract Owners participating in the optional Managed Advisory Portfolio Program pay a fee of 0.80% of the first $25,000 of Contract value, 0.65% of Contract Value between $25,000 and $50,000, 0.50% of Contract Value between $50,000 and $75,000, 0.35% of Contract Value between $75,000 and $100,000, and 0.20% of
Contract Value over $100,000. The amounts assessed on New Sub-Account assets for these optional benefits and programs will not differ from those currently assessed on Account assets.

EXPENSE EXAMPLES

     These examples help investors compare the cost of investing in the Account and in the New Sub-Account and Portfolio with the cost of investing in other mutual funds. The pro forma information reflects the waiver of the Mortality and Expense Risk charge that TIC will implement if the Reorganization occurs. The examples assume:

o    you invest $10,000;
o    your investment has a 5% return each year; and
o the Account's and Portfolio's operating expenses remain the same as shown above.

Although actual costs may be higher or lower, based upon these assumptions your costs would be:

If the Contract is surrendered at the end of the applicable time period:

                                                                 1 Year        3 Years       5 Years       10 Years

Account.................................................            $             $             $             $

Portfolio...............................................           $42           $132          $230          $518

New Sub-Account and Portfolio (pro forma)...............            $             $             $             $


If the Contract is annuitized at the end of the applicable time period:

                                                                 1 Year        3 Years       5 Years       10 Years

Account.................................................            $             $             $             $

Portfolio...............................................           $42           $132          $230          $518

New Sub-Account and Portfolio (pro forma)...............            $             $             $             $


If the Contract is not surrendered or annuitized:

                                                                 1 Year        3 Years       5 Years       10 Years

Account.................................................          $160           $496          $855         $1,867

Portfolio...............................................           $42           $132          $230          $518

New Sub-Account and Portfolio (pro forma)...............          $159           $493          $850         $1,856


                        DESCRIPTION OF CONTRACT FEATURES

     The Account is offered as an investment option in connection with three forms of variable annuity contracts issued by TIC, the Universal Annuity contract, the Universal Annuity Advantage contract, and the Universal Select Annuity contract (collectively, the "Contracts"). The features of each form of Contract are similar, and the following discussion presents a brief description of such features, noting material differences between the three forms. Contract features will not change as a result of the Reorganization. Greater detail regarding the Contracts is provided in the prospectuses for the Account, each relating to a particular form of Contract, which are incorporated by reference into this Combined Prospectus/Proxy Statement.

GENERAL

     The Account is offered as a variable funding option for the investment of purchase payments under the Contracts. The Contracts may be individual or group variable annuity contracts. The Contracts currently are offered for sale, and it is anticipated that they will continue to be offered for sale after the Reorganization. In connection with Contracts purchased through tax qualified retirement plans (except IRAs), the minimum initial purchase payment is $20. Under such Contracts, additional purchase payments may be made after the initial purchase payment, with a minimum for such additional payments of $20. For Contracts purchased through IRAs or outside of a tax qualified retirement plan, the minimum initial purchase payment is $1,000, and the minimum additional purchase payment is $100.

TRANSFERS BETWEEN FUNDING OPTIONS

     Subject to certain limitations, a Contract Owner may transfer all or part of his or her Contract value between funding options under the Contract, including the Account (or, after the Reorganization, the New Sub-Account), at any time up to 30 days before annuity payments are to begin under the Contract. After such time, Contract Owners may make transfers only if allowed by their Contract or with the consent of TIC. TIC has the right under the Contracts to restrict the number of transfers to one every six months, and may do so in its discretion if it determines that a Contract Owner is engaging in excessive trading activity, trading activity that is indicative of market timing, or similar trading activity that will potentially harm the rights or interests of other Contract Owners. TIC reserves the right to charge a fee ($10 under Universal Annuity Advantage and Universal Select Annuity Contracts) for any transfer request that exceeds twelve per year. Transfers may also be made through a dollar cost averaging program, under which a set dollar amount is transferred to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract, or by investment advisers under certain asset allocation programs offered to Contract Owners for a separate fee.

VALUING THE CONTRACTS

     TIC measures the value of a Contract by valuing "accumulation units" before annuity payments begin and "annuity units" after annuity payments begin. The value of the Account's units is determined based on the market value of the Account's investments. Similarly, the value of the New Sub-Account's units will be determined based on the value of its investments (the Portfolio's shares). In turn, the Portfolio's shares are valued using the amortized cost method of valuation, which is intended to approximate market value. Normally, the value of the units is determined as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open.

ANNUITY PAYMENTS

     Contract Owners may choose to receive the amount due on the maturity date of their Contract in a single lump-sum payment, to receive fixed annuity payments that do not vary during the payment period, or to receive a series of monthly annuity payments based on the options described below. A Contract Owner may choose to begin receiving annuity payments at any time after the first anniversary of the date the Contract is issued. If a Contract owner does not select a date to begin receiving payments, payments generally will begin: (1) for Universal Annuity Contracts issued in connection with tax qualified retirement plans, on the annuitant's 70th birthday or ten years after the Contract is issued, if later; (2) for other Universal Annuity Contracts, on the annuitant's 75th birthday or ten years after the Contract is issued, if later, or (3) for Universal Annuity Advantage and Universal Select Annuity Contracts, on the annuitant's 90th birthday or ten years after the Contract is issued, if later.

     Contract Owners may choose among the following options for receiving variable annuity payments:

o Life Annuity - No Refund. TIC will make annuity payments during the lifetime of the person on whose life payments are based, ending with the last payment preceding the person's death.

o Life Annuity with 120, 180 or 240 Monthly Payments Assured. TIC will make monthly annuity payments during the lifetime of the annuitant, but in the event that payments have been made for less than the selected period at the annuitant's death, the annuitant's beneficiary will receive (1) continuing payments for the remainder of the period selected, or (2) payments equal to the discounted value of the future payments.

o Unit Refund Life Annuity (Universal Annuity Contracts only). TIC will make annuity payments during the lifetime of the person on whose life payments are based, ending on the last payment preceding the person's death, provided that the person's beneficiary will receive a single payment calculated based on the annuity units remaining at the person's death.

o Joint and Last Survivor Life Annuity - No Refund. TIC will make annuity payments during the joint lifetime of two persons on whose lives the payments are based, and during the lifetime of the survivor, with no additional payments after the death of the survivor.

o Joint and Last Survivor Life Annuity - Annuity Reduces on Death of Primary Payee. TIC will make annuity payments during the joint lifetime of two persons on whose lives the payments are based, with the payment to a survivor who is designated as the "secondary payee" reduced by 50% after the death of the primary payee.

o Payments for a Fixed Period (Universal Annuity Advantage and Universal Select Annuity Contracts only). TIC will make monthly payments for the period selected. If the Contract Owner elects this option, he or she may elect to receive, at any time after payments commence, a present value of the remaining guaranteed payments in a lump sum. Lump sum payments may be subject to withdrawal charges.

o Other Annuity Options. TIC will make other arrangements for annuity payments as mutually agreed upon.

DEATH BENEFIT

     UNIVERSAL ANNUITY CONTRACTS. If the Contract includes a death benefit, and the annuitant dies before age 75 but before the maturity date of the Contract, the designated beneficiary, the annuitant's estate or the Contract Owner will receive a death benefit equal to the greatest of (1) the cash value of the Contract, (2) total purchase payments less any withdrawals, or (3) the cash value on the most recent 5th multiple Contract anniversary (5th, 10th, 15th, etc.) less any withdrawals made since that anniversary. If the annuitant dies after age 75 but before the maturity date, the cash value of the Contract is paid.

     UNIVERSAL ANNUITY ADVANTAGE CONTRACTS. Before annuity payments have commenced, a death benefit is generally payable when either the Contract Owner or annuitant dies and there is no surviving contingent annuitant. At purchase, Contract Owners elect either the Standard Death Benefit or the Annual Step-Up to Age 75 Death Benefit. Under the Standard Death Benefit, upon the death of the Annuitant, the death benefit payable will be the greatest of (1) the Contract value as of the date the death is reported, (2) total purchase payments adjusted to reflect partial surrenders, or (3) the Contact value as of each fifth anniversary of the date the Contract is issued, before the annuitant's 75th birthday. For an extra charge, Contract Owners may elect the Annual Step-Up to Age 75 Death Benefit. Under this benefit, instead of the Contract value as of each fifth anniversary, the death benefit will be equal to the highest Contract value on any annual anniversary before the annuitant's 75th birthday, if greater than the amounts in (1) or (2) above.

     UNIVERSAL SELECT ANNUITY CONTRACTS. Before annuity payments have commenced, a death benefit is generally payable when either the Contract Owner or annuitant dies and there is no surviving contingent annuitant. At purchase, Contract Owners elect either the Standard Death Benefit or the Annual Step-Up to Age 75 Death Benefit. Under the Standard Death Benefit, upon the death of the Annuitant, the death benefit payable will be the greatest of (1) the Contract value as of the date the death is reported, (2) total purchase payments adjusted to reflect partial surrenders, or (3) the Contact value as of each anniversary of the date the Contract is issued, before the annuitant's 65th birthday. For an extra charge, Contract Owners may elect the Annual Step-Up to Age 75 Death Benefit. Under this benefit, the annual step-up to age 65 as described in (3) above is extended to the annuitant's 75th birthday.

WITHDRAWALS FROM THE CONTRACTS

     A Contract Owner may withdraw all or part of his or her Contract value any time before the annuity payments commence. Subject to certain exceptions, a withdrawal charge of 5% will apply if a purchase payment is withdrawn within five years of the payment date. Beginning twelve months after the date the Contract was issued, a Contract Owner may withdraw up to 10% of cash value (determined as of the most recent anniversary of the Contract's issuance) annually without any withdrawal charge, although such withdrawals may have tax consequences.

     Owners of Universal Annuity Advantage and Universal Select Annuity Contracts age 55 or older may elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider for an additional charge. The GMWB rider guarantees a return of purchase payments regardless of market conditions if the Contract Owner does not withdraw more than a certain amount per year. The amount guaranteed to be returned (the "benefit base") is the initial purchase payment if the GMWB is elected at the time the Contract is issued, or the Contract value on the date the GMWB is elected if the benefit is added after the Contract's issuance. If a Contract Owner begins taking withdrawals within three years of the effective date of the GMWB, the annual withdrawal amount will equal 5% of the benefit base. If a Contract Owner begins taking withdrawals more than three years after the effective date, the annual withdrawal amount will equal 10% of the benefit base. Annual withdrawal amount payments may be made on any schedule requested by the Contract Owner (e.g., twelve equal monthly installments). Subsequent purchase payments and withdrawals (other than GMWB withdrawals) will affect the amount of the benefit base. Contingent deferred sales charges may apply on GMWB withdrawals.

ASSET ALLOCATION PROGRAMS

     Two asset allocation programs, the Managed Advisory Portfolio Program ("MAPP") and the Chart asset allocation program ("Chart"), under which investment advice is provided to Contract Owners regarding the allocation of their Contract assets among available investment options are offered to Contract Owners for an additional charge.

     MAPP (Universal Annuity and Universal Annuity Advantage Contracts only). MAPP is offered by Tower Square Securities Inc. ("Tower Square"), an affiliate of TIC, to participants in qualified retirement plans. Except as described below, a MAPP participant must allocate his or her Contract value according to one of six model portfolios developed by Standard & Poor's Investment Advisory Services LLC ("Standard & Poor's"), an investment adviser that Tower Square engaged to create MAPP. Based on the results to a standardized questionnaire completed by the participant, one of the six model portfolios is matched to the participant based on his or her risk tolerance and investment time horizon. Participants may select a model portfolio that is different from the recommended one, or may choose to create a customized portfolio. Standard & Poor's may make changes to the asset allocation models on an annual or other basis. MAPP participants will be notified of any such changes, and the participant will have the opportunity to reject the change.

     CHART (Universal Annuity and Universal Select Annuity Contract only). Chart is offered by CitiStreet Financial Services LLC ("CFS"), also an affiliate of TIC, to participants in qualified retirement plans. Chart participants authorize CFS to allocate their Contract assets according to asset allocation models developed in consultation with CRA/RogersCasey, Inc. Based on the results of a questionnaire designed to evaluate the participant's risk tolerance and investment time horizon, participants are matched to an investor profile. Each investor profile establishes allocation percentages among four "program funds," none of which are the Account or the Portfolio. CFS reviews its investment models and each investor profile periodically, and may make changes to the allocation percentages or may change, add or eliminate program funds. CFS will notify Chart participants in advance of any such change, and the participant will have the opportunity to reject the change.

               INFORMATION RELATING TO THE PROPOSED REORGANIZATION

GENERAL

     The Agreement sets forth the terms and conditions under which the Reorganization would be consummated. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the copy of the Agreement that is attached as Appendix A to this Combined Prospectus/Proxy Statement and that is incorporated herein by reference.

DESCRIPTION OF THE REORGANIZATION AND THE AGREEMENT

     To effect the Reorganization, TIC, on behalf of the Account, will as of the Closing Date transfer all of the Account's assets (except, if required, for a minimal amount of cash needed to keep bank accounts open) to the Portfolio. In exchange for the assets of the Account, the Series Fund will issue Class A shares of the Portfolio to TIC for the benefit of the Account, and the Portfolio will assume any unsatisfied liability incurred by the Account before the Closing Date (other than liabilities associated with insurance obligations that will be assumed by the New Sub-Account). The number of shares of the Portfolio to be issued in the Reorganization shall be determined by dividing the value of the net Account assets to be transferred, as of the close of trading on the Closing Date, by the net asset value of the Portfolio shares at that time. In turn, TIC will cause the shares of the Portfolio received for the benefit of the Account to be transferred to the Successor Account as assets of the New Sub-Account, and the Successor Account will issue to the Account units of the New Sub-Account equal in value to the shares of the Portfolio received. The Account will then redeem its outstanding units held by Contract Owners, replacing them with the units of the New Sub-Account it received.

     As a result of these transactions, each Contract Owner will beneficially own units of the New Sub-Account with an aggregate unit value equal to the aggregate net asset value of the units of the Account the Contract Owner owned before the Reorganization. The New Sub-Account will become a shareholder of the Portfolio, and, unlike the Account, will not make investments in operating companies directly, but rather will invest through the Portfolio.

     The Reorganization of the Account is subject to a number of conditions, including, without limitation: approval of the Agreement and the transactions contemplated thereby, as described in this Combined Prospectus/Proxy Statement by the Account's Contract Owners; the receipt of a legal opinion from tax counsel with respect to certain tax issues, as more fully described in "Federal Income Tax Consequences" below; and, the parties' performance of their respective agreements and undertakings in the Agreement. Assuming satisfaction of the conditions in the Agreement, the Closing Date will be April 30, 2006 or such other date as is agreed to by the parties to the Agreement. The Reorganization may be postponed or canceled for any reason with the consent of the parties to the Agreement involved in the Reorganization at any time prior to the Closing, including after its approval by Contract Owners.

     TIC or its affiliates will assume all costs and expenses associated with effecting the Reorganization, and none of the Account, Portfolio, New Sub-Account or Contract Owners whose contract values are allocated to the Account will bear any such costs and expenses.

FEDERAL INCOME TAX CONSEQUENCES

     Consummation of the Reorganizations is subject to the condition that TIC, the Account, and the Series Fund receive an opinion of Sutherland Asbill & Brennan LLP, special counsel to the Account, to the effect that for federal income tax purposes no gain or loss will be recognized by the Contract Owners as a result of the Reorganization.

     Neither TIC nor the Portfolio has sought a tax ruling from the Internal Revenue Service (the "IRS"), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Contract owners should consult their own tax advisors concerning their potential tax consequences, including state and local income taxes.

BOARD CONSIDERATIONS

     In approving the Reorganization at meetings held on November 10, 2005 and January 25, 2006, the Account Board considered the proposed Reorganization from the perspective of the Account. In light of discussions of the Account Board at the meetings, and the written materials provided to the Account Board in advance of the meetings, the Account Board, including a majority of the Managers who are not "interested persons" of the Account under the 1940 Act, unanimously decided to approve the Reorganization and to recommend its approval to Contract Owners.

     The Account Board considered that the Account's structure as an actively managed separate account registered under the 1940 Act (a "registered managed separate account"), as opposed to a unit investment trust ("UIT") that invests all of its assets in an underlying mutual fund, is becoming increasingly rare in the variable annuity industry. As a result, the current structure results in operational and compliance considerations that differ from those of the unmanaged UIT separate accounts that are more common in the industry generally and among the separate accounts of TIC and its affiliates, and those unique considerations may lead to operational and compliance difficulties over time. In this regard, the Account Board considered the recent acquisition of TIC by MetLife, Inc. ("MetLife"), and the fact that no other MetLife-affiliated insurance companies currently maintain any registered managed separate accounts. The Account Board, the members of which also serve as the Boards of Managers of certain other registered managed separate accounts of TIC, also considered their decisions as members of such other boards to take steps to effectuate the conversion of those other separate accounts to UITs. Therefore, the Account Board determined that it would be in the best interests of Contract Owners to change the Account's structure to the more common unit investment trust/underlying mutual fund structure.

     The Account Board considered that the Portfolio and the Account are both money market funds subject to strict limits on their investments imposed by Rule 2a-7, the regulation under the 1940 Act governing money market funds, and therefore have similar investment objectives, policies and restrictions. The Account Board also considered that the mortality and expense fee waiver to be implemented by TIC for the New Sub-Account would have the effect of maintaining the fees and expenses paid by Contract Owners at or slightly below current levels (assuming an increase in Portfolio assets resulting from the consummation of the Reorganization and the reorganization of certain other mutual funds into the Portfolio). The Account Board considered the differences between the Account and the Portfolio, including the slight differences in investment policies and their investment advisers and subadvisers. The Account Board was provided with information about BlackRock Advisors, Inc., the Portfolio's subadviser since January 31, 2005, and the Portfolio's historical performance, including the performance for the recent period during which BlackRock served as the Portfolio's subadviser. While the performance of the Portfolio was generally slightly lower than that of the Account, the difference appeared to be the result of the higher fees and expenses of the Portfolio, which after the

Reorganization will be offset by the fee waivers discussed above. The Account Board concluded that any differences between the Account and the Portfolio are unlikely to have a material adverse effect on Contract Owners.

     The Account Board also considered that Contract Owners are expected to benefit from the much larger asset base of the Portfolio after the Reorganization and the proposed reorganization of certain other mutual funds into the Portfolio, as compared to the current asset base of the Account. The Account Board considered that this larger asset base could result in greater investment flexibility and diversification and the ability to effect portfolio transactions on more favorable terms, as well as potential economies of scale with respect to Portfolio expenses. Finally, the Account Board also considered the terms of the Agreement, and the fact that the Reorganization is not expected to result in the recognition of gain or loss by Contract Owners for federal income tax purposes.

     After considering the foregoing factors, together with such information as they believed to be relevant, the Account Board determined that the proposed Reorganization is in the best interests of the Account, and that the interests of the Account's Contract Owners would not be diluted as a result of the Reorganization. The Board then approved the Agreement and directed that the Agreement be submitted to Contract Owners for approval.

     Therefore, the Account's Board of Managers unanimously recommends that Contract Owners vote "FOR" Proposal 1.

     The Account Board has not determined what action the Account would take in the event Contract Owners fail to approve the Agreement or for any other reason the Reorganization is not consummated. In any such event, the Account will, at least for a period of time, continue operations as a registered managed separate account, and the Account Board may consider alternatives to the Reorganization in the best interest of Contract Owners, including the reorganization of the Account into another mutual fund or mutual fund portfolio.

     The Board of Directors of the Series Fund, including the Directors who are not "interested persons" of the Series Fund under the 1940 Act, has also approved the Agreement on behalf of the Portfolio.

                COMPARISON OF MANAGEMENT OF ACCOUNT AND PORTFOLIO

INVESTMENT OBJECTIVES

     The investment objective of the Portfolio is a high level of current income consistent with preservation of capital. The investment objective of the Account is preservation of capital, a high degree of liquidity and high current income. The investment objective of the Account is a fundamental policy, meaning that it may not be changed without a vote of a majority of the outstanding voting securities, as defined in the 1940 Act, of the Account, while the investment objective of the Portfolio may be changed by the Board of Directors of the Series Fund without a Contract Owner vote.

INVESTMENT POLICIES AND RESTRICTIONS

     The Portfolio and the Account both invest in money market instruments. There are some differences in the types of investments each is permitted to make, with the Portfolio permitted slightly more flexibility in this regard. Specifically, the Portfolio is permitted to invest in mortgage-related securities, including stripped mortgage securities and dollar rolls, and investment company securities, as well as being permitted to lend its portfolio securities, whereas the Account is not. However, because both the Portfolio and the Account are money market funds, both invest only in high quality securities with short remaining maturities. In addition, the Portfolio is specifically permitted to invest all of its assets in any one type of security.

     For more information on the investment policies and risks of the Portfolio and the Account, see the Prospectuses for the Portfolio and the Contracts. The Prospectus for the Portfolio is enclosed with this Combined Prospectus/Proxy Statement.

FUNDAMENTAL POLICIES

     Both the Portfolio and the Account are subject to certain "fundamental" investment policies, which may not be changed without a vote of a majority of the outstanding voting securities, as defined in the 1940 Act, of the Portfolio or Account, as the case may be. In general, the fundamental policies of the Account are more restrictive than those of the Portfolio. For example, the Portfolio may borrow money to the extent permitted by law, which generally means that the Portfolio may borrow money from banks in an amount up to one-third of the Portfolio's assets (including the amount borrowed), while the Account may borrow only during periods of abnormally heavy redemption requests to facilitate meeting such requests, and may not purchase any investment while any such borrowing exists. Also, the Account may not purchase any security with a maturity date more than one year from the date of the Account's purchase, whereas the Portfolio is only subject to the maturity date restrictions contained in Rule 2a-7, which generally require that a money market fund not acquire a security with a maturity of greater than 397 days. In addition, the Portfolio's fundamental policy regarding making loans permits it to lend its portfolio securities, while the Account's fundamental policy on lending does not. Finally, the Account is subject to a number of fundamental restrictions for which the Portfolio has no comparable restriction, including restrictions on the Account's purchase of (1) other investment companies (although the Portfolio is subject to certain 1940 Act restriction in this regard), (2) securities on margin, and (3) securities of issuers having a record of less than three years of continuous operation if more than 5% of the Account's assets would be invested in such securities.

ADVISORY AND SUBADVISORY SERVICES

     MetLife Advisers is the investment adviser for the Portfolio, and TAMIC is the investment adviser for the Account. Both MetLife Advisers and TAMIC are indirect wholly-owned subsidiaries of MetLife. MetLife Advisers and TAMIC generally supervise the management and investment program for the Portfolio and Account, respectively, with day-to-day portfolio management provided by subadvisers. MetLife Advisers and TAMIC are responsible for the oversight of the subadvisers' management for the Portfolio and Account, respectively. MetLife Advisers and TAMIC are permitted, subject to certain conditions specified in an exemption obtained from the Securities and Exchange Commission (including approval by the Board of Directors of the Series Fund or the Account Board, as appropriate), to enter into new and amended subadvisory agreements for the Portfolio and Account, respectively, including agreements with new subadvisers and agreements with existing subadvisers if there is a material change in the terms of the subadvisory agreement, without shareholder or Contract Owner approval.

     As compensation for its services for the Account, TAMIC receives a management fee from the Account at the annual rate of 0.32% of the average daily net assets of the Account. As compensation for its services for the Portfolio, MetLife Advisers receives a management fee based on the following fee schedule:


         Average Daily Net Assets of the Portfolio                     Management Fee Rate

         First $1 billion                                                     0.35%*
         $1 billion - $2 billion                                              0.30%
         Over $2 billion                                                      0.25%

* MetLife Advisers has contractually agreed through April 30, 2006 to waive its fee so that the Portfolio pays 0.345% on its first $500 million of average daily net assets and 0.335% on the second $500 million.

     BlackRock, the subadviser of the Portfolio, was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., which had approximately $__ billion of assets under management as of _______. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc.

     The subadviser of the Account is Salomon Brothers Asset Management Inc. ("SaBAM"). SaBAM was established in 1987 and together with SaBAM affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. SaBAM 's principal address is 399 Park Avenue, New York, New York 10022. As or June 30, 2005, SaBAM had over $82.8 billion in assets under management. Effective December 1, 2005, SaBAM became an indirect wholly-owned subsidiary of Legg Mason, Inc. Prior to that date, SaBAM was an indirect wholly-owned subsidiary of Citigroup Inc.

         OTHER SERVICES

     In addition to investment management fees, the Portfolio pays fees for various administrative services, including accounting, custody and transfer agency services. These fees are reflected in the Comparative Fee and Expense Tables above as "Other Expenses." In contrast, TIC and the Account have entered into an Administrative Services Agreement and Agreement to Provide Guarantees, under which TIC, among other matters, provides or arranges for the provision of all administrative services for the Account out of the Mortality and Expense Risk charge paid to TIC by the Account. Consequently, the Account does not pay any amounts that must be listed as "Other Expenses" in the Comparative Fee and Expense Tables.

         BOARD STRUCTURE AND CONTRACT OWNER VOTING

     Unlike the Account, the Successor Account (which will include the New Sub-Account) will not have a board of directors or managers. However, the Series Fund does have a Board of Directors, which will be responsible for certain matters with respect to the Portfolio for which the Account Board is responsible as to the Account, such as the annual consideration of the continuance of investment advisory and subadvisory agreements.

     Procedures for obtaining Contract Owner approval of actions requiring such approval will also change as a result of the Reorganization. Currently, Contract Owners with assets allocated to the Account vote directly with respect to items affecting the Account. If the Reorganization is approved by Contract Owners, Contract Owners will vote indirectly by instructing TIC as to how to vote shares in the Portfolio. Each share of the Portfolio outstanding is entitled to one vote on all matters submitted to a vote of shareholders. TIC will vote the shares of the Portfolio for which instructions are not provided in proportion to the instructions received from Contract Owners.

         COMPARISON OF PERFORMANCE OF ACCOUNT AND PORTFOLIO

     The following charts show how the Class A shares of the Portfolio and the units of the Account have performed in the past. The charts include the effects of Account and Portfolio expenses. However, while the Portfolio's performance has been adjusted to reflect anticipated mortality and expense risk charges, the performance does not reflect any withdrawal and other transaction charges or any charges for elective options or programs, and performance would be lower if such charges were included. Past performance is not an indication of future results. BlackRock has served as subadviser to the Portfolio only since January 31, 2005, and the performance for prior periods reflects the management of the Portfolio's prior subadvisers.

         YEAR-BY-YEAR TOTAL RETURN

     The charts below show the percentage gain or loss for the units of the Account, and for the Class A shares of the Portfolio adjusted to reflect the effect of the anticipated mortality and expense risk charge to be assessed on New Sub-Account assets, for each of the last ten calendar years. These charts should give Contract Owners a general idea of the risks of investing in the Account and the Portfolio by showing how their returns have varied from year to year. Total return amounts are presented for the last ten years, which may include periods before a particular form of Contract was offered, or periods before a Contract Owner purchased his or her Contract. Your investment results may differ. The Account and Portfolio may experience short-term performance swings as indicated in the high and low quarter information following each chart.

                                                                ACCOUNT

-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------

-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
    1996          1997         1998        1999         2000        2001         2002        2003         2004        2005
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
                                                             High Quarter:
                                                             Low Quarter:

                                                               PORTFOLIO

-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
    3.98%         4.10%       4.10%        3.77%       5.07%        2.79%       0.28%       -0.35%       -0.16%       1.74%
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
    1996          1997         1998        1999         2000        2001         2002        2003         2004        2005
-------------- ------------ ----------- ------------ ----------- ------------ ----------- ------------ ----------- ------------
                                               High Quarter: 1.32% (Third Quarter 2000)
                                               Low Quarter: -0.11% (Second Quarter 2004)

         AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIOD ENDED 12/31/2005)

     The next table lists the average annual total return of the Account, and of the Class A shares of the Portfolio adjusted to reflect the effect of the anticipated mortality and expense risk charge to be assessed on New Sub-Account assets, for the one, three and ten year periods ended on December 31, 2005. This table is intended to provide Contract Owners with some indication of the risks of investing in the Account and Portfolio by comparing the performance of each to the returns of the 91-Day Treasury Bill.

--------------------------------- ------------------------------ ------------------------------- ------------------------------
                                     One year ended 12/31/05       Five years ended 12/31/05       Ten years ended 12/31/05
--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------

                                      -12-

            Account

--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
           Portfolio                          1.74%                          0.85%                           2.51%

--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------
      91-Day Treasury Bill                    3.46%                          2.21%                           3.66%

--------------------------------- ------------------------------ ------------------------------- ------------------------------
--------------------------------- ------------------------------ ------------------------------- ------------------------------

--------------------------------- ------------------------------ ------------------------------- ------------------------------


                                 CAPITALIZATION

     The following table shows the actual capitalization of the Account and the Portfolio on June 30, 2005, as well as the pro forma capitalization of the New Sub-Account and the Portfolio as of that date after giving effect to the Reorganization. The assets and outstanding units/shares of the Account and Portfolio, and the per unit value of the Account, are likely to be different on the closing date of the Reorganization than was the case on June 30, 2005 as a result of fluctuations in the value of portfolio securities, and daily share purchase and redemption activity. (The Portfolio attempts to maintain a constant per share value of $100.00.)


                                            New Sub-Account                                                   Portfolio (pro
                      Account (actual)        (pro forma)        Portfolio (actual)      Adjustments            forma)
                      ---------------       ---------------      ------------------      -----------          --------------

Net Assets                                                            Class A:                                   Class A:
                                                                    $429,018,869                               $491,803,664
                                                                      Class B:                                   Class B
                                                                    $273,052,114                                $273,052,114
                        $62,784,795           $62,784,795        Class E: $8,568,834                        Class E: $8,568,834

Units or Shares
Outstanding                                                      Class A: 4,290,252                         Class A: 4,918,110
                                                                 Class B: 2,730,614                         Class B: 2,730,614
                         22,692,123            22,692,123         Class E: 85,689                            Class E: 85,689

Accumulation Unit
Value/Net Asset
Value                     $2.78(2)              $2.78(2)              $100.00                                    $100.00


(1) Reflects change in shares outstanding due to the issuance of Class A shares of the Portfolio in exchange for assets of the Account.

(2) Reflects units associated with a 1.25% Mortality and Expense Risk Fee. A small number of Account units with different accumulation unit values are outstanding.

                         PORTFOLIO FINANCIAL HIGHLIGHTS

     The following financial highlights table is intended to help you understand the Portfolio's financial performance. Certain information reflects financial results for a single Portfolio share. Financial highlights for the Portfolio's five fiscal years ended December 31, 2004, which have been audited by Deloitte & Touche, LLP, the Portfolio's independent registered public accounting firm, are included in the Prospectus for the Portfolio enclosed with this Combined Prospectus/Proxy Statement. The following table provides unaudited information updated as of June 30, 2005.

METROPOLITAN SERIES FUND, INC.

 BLACKROCK MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                          CLASS A
                                                         -----------
                                                         SIX MONTHS
                                                           ENDED
                                                          JUNE 30,
                                                            2005
                                                         ----------
NET ASSET VALUE, BEGINNING OF PERIOD....................  $ 100.00
                                                          --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................      1.14
                                                          --------
  Total from investment operations......................      1.14
                                                          --------
LESS DISTRIBUTIONS
  Distributions from net investment income..............     (1.14)
                                                          --------
  Total distributions...................................     (1.14)
                                                          --------
NET ASSET VALUE, END OF PERIOD..........................  $ 100.00
                                                          ========
TOTAL RETURN (%)........................................       1.2(b)
Ratio of operating expenses to average net assets (%)...      0.42(c)
Ratio of net investment income to average net assets (%)      2.29(c)
Net assets, end of period (000).........................  $439,676


(b)PERIODS LESS THAN ONE YEAR ARE NOT COMPUTED ON AN ANNUALIZED BASIS.
(c)COMPUTED ON AN ANNUALIZED BASIS.

                             ADDITIONAL INFORMATION

TIC

     TIC is a stock life insurance company chartered in 1863 in the State of Connecticut and continuously engaged in the insurance business since that time. TIC is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. TIC's home office is located at One Cityplace, Hartford, Connecticut 06103-3415. On July 1, 2005, TIC was acquired by MetLife, and is now an indirect wholly owned subsidiary of MetLife, which, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional companies. Prior to that time, TIC was an indirect wholly owned subsidiary of Citigroup Inc., a global financial services holding company.

THE ACCOUNT

     The Account was established as a separate account of TIC on July 29, 1974. The Account is a diversified, open-end management investment company registered with the Securities and Exchange Commission under the 1940 Act. The assets of the Account are invested directly in securities, such as bonds, that are consistent with the stated investment policies of the Account. The operation of the Account is subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorize the Insurance Commissioner of the State of Connecticut to adopt regulations. Section 38a-433 and the regulations thereunder contain no restrictions on investments of the Account. TIC holds title to the assets of the Separate Accounts. The assets are kept physically segregated, are held separate and apart from TIC's general corporate assets, and are not subject to claims of TIC's general creditors.

THE SUCCESSOR ACCOUNT AND NEW SUB-ACCOUNT

     The Successor Account was established as a separate account of TIC on may 16, 1983 and is registered under the 1940 Act as a unit investment trust. The Successor Account is divided into sub-accounts, one of which will be the New Sub-Account. Like the Account, the assets of the Successor Account and New Sub-Account are kept physically segregated, are held separate and apart from TIC's general corporate assets, and are not subject to claims of TIC's general creditors. Income, gains and losses from assets allocated to the Successor Account are, in accordance with the Contracts, credited to or charged against the Successor Account without regard to income, gains or losses of TIC. Unlike the Account, however, the assets of the Successor Account's various sub-accounts are not invested directly in securities of operating companies, but rather in shares of an underlying mutual fund, with the assets of the New Sub-Account to be invested in Class A shares of the Portfolio.

THE SERIES FUND AND THE PORTFOLIO

     The Series Fund is an open-end management investment company registered under the 1940 Act, consisting of 37 separate investment portfolios or series. The Portfolio is one of those series, and is classified as "diversified" under the 1940 Act. The Series Fund was formed on November 23, 1982 as a corporation under the laws of the State of Maryland, and the Portfolio commenced operations on August 26, 1983. Shares of the Portfolio are offered to separate accounts of insurance company affiliates of MetLife as an investment vehicle for variable life insurance, variable annuity and group annuity products of these insurance companies, and to certain eligible qualified retirement plans. Shares of the Portfolio are not offered directly to the public. The Portfolio offers Class A, Class B and Class E shares, although only Class A shares are being offered in connection with the Reorganization. Class A shares of the Portfolio are offered without any sales charges and do not pay distribution or "Rule 12b-1" fees.

                               VOTING INFORMATION


     Contract owners may vote (1) by mail: simply enclose the executed proxy card in the postage-paid envelope found within the proxy package; (2) by telephone: dial the toll-free number listed on the proxy card; you will need the control number listed on the proxy card; or (3) by Internet: access the website listed on the proxy card; you will need the control number located on the proxy card. If the Account records votes by telephone or through the Internet, it will use procedures reasonably designed to authenticate Contract Owners' identities, to allow Contract Owners to vote units in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the Internet may be revoked at any time before they are voted as described below.

     Contract Owners may revoke previously submitted proxies by notifying TIC in writing at any time before 5:00 p.m. (Eastern time) on April __, 2006 or by attending and voting in person at the Meetings. The expenses of soliciting voting instructions will be borne by TIC, and not by the Account, the Portfolio, the Series Fund, or contract owners. The solicitation will be made primarily by mail, but TIC and its affiliates may make telephone, electronic, or oral communications to Contract Owners. Representatives of __________, a proxy services firm, may also conduct solicitations of Contract Owners. The estimated cost of retaining _____ is approximately $_____. As noted above, such cost will not be borne by the Account.

     Twenty percent of the outstanding units of the Account represented in person or by proxy must be present at the Meeting to constitute a quorum. Approval of the Agreement requires the affirmative vote of the holders of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Account. Contract Owners of record are entitled to one vote for each full share owned, with a fractional vote for each fractional share. The Reorganization does not require the approval of the shareholders of the Portfolio.

     A Contract Owner vote may be taken with respect to a matter if a quorum is present and sufficient votes have been received for approval. If a quorum is not present at the Meeting, or if a quorum is present but, at the Meeting, sufficient votes to approve the Reorganization are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the shares represented at the Meeting in person or by proxy. Based on voting instructions received, proxies will vote in favor of such adjournment those instructions that are in favor of the Reorganization, will vote against any adjournments those instructions that are against the Reorganization, and will abstain from voting with respect to any adjournment those instructions that are marked to abstain in connection with the Reorganization. Abstentions will be counted to determine whether a quorum is present at the Meeting, but will have the effect of a vote "AGAINST" the Reorganization.

     The Board has fixed January 31, 2006 as the record date for determining stockholders entitled to receive notice of and to vote at the Meeting. To be counted, a Contract Owner voting by mail, telephone or the Internet must submit his or her vote so that it is received by 5:00 p.m. Eastern time on April __, 2006.

     [confirm:] To the knowledge of TIC and the Account, no person owned beneficially more than 5% of the Account as of the Record Date. The Managers and officers of the Account beneficially owned in the aggregate less than 1% of the Account.

     AVAILABILITY OF ADDITIONAL INFORMATION ABOUT THE ACCOUNT AND PORTFOLIO

     Information about the Portfolio is included in the Prospectus dated May 1, 2005, which is incorporated herein by reference and enclosed with this Combined Proxy Statement/Prospectus. Additional information about the Portfolio is included in the Series Fund's Statement of Additional Information ("SAI") dated May 1, 2005 (as supplemented). Information about the Account and the Successor Account is included in separate Prospectuses, each dated May 2, 2005 and relating to a specific form of Contract, and additional information about the Account and Successor Account is included in separate SAIs dated May 2, 2005. The Series Fund's SAI, and the Account's and Successor Account's prospectuses and SAIs have been filed with the SEC and are incorporated herein by reference. Copies of the Series Fund's SAI may be obtained without charge by calling (800) 638-7732. Copies of the Account's and Successor Account's Prospectuses and SAIs may be obtained without charge by calling (800) 842-9368. The Account, the Successor Account, and the Series Fund are subject to the requirements of the 1940 Act and, in accordance with such requirements, file reports and other information with the SEC under the 1940 Act and the Securities Exchange Act of 1934. These materials can be inspected and copied at the Public Reference facilities maintained by the SEC in Washington, D.C. Copies of such material can also be obtained for a fee by written request to the Public Reference Branch, Securities and Exchange Commission, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, and are also available on the SEC's web site at http://www.sec.gov.

     The financial statements of the Account contained in the Account's annual report to Contract Owners for the fiscal year ended December 31, 2004 have been audited by KPMG LLP, the prior independent registered public accounting firm for the Account. This annual report, as well as the most recent semi-annual report of the Account, which contains unaudited financial statements of the Account for the six months ended June 30, 2005, may be obtained without charge by calling
(800) 842-9368. The financial statements of the Portfolio contained in the Series Fund's annual report to shareholders for the fiscal year ended December 31, 2004 have been audited by Deloitte & Touche LLP, the independent registered public accounting firm for the Series Fund. This annual report, as well as the most recent semi-annual report of the Portfolio, which contains unaudited financial statements of the Portfolio for the six months ended June 30, 2005, may be obtained without charge by calling (800) 638-7732. The Account and the Series Fund expect that annual reports to shareholders of the Account and Series Fund for the period ending December 31, 2005 will be available in late February, 2006.

                                 OTHER BUSINESS

     The Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the Board's intention that, except where Contract Owners' proxy forms contain specific restrictions to the contrary, proxies will vote on such matters in accordance with the judgment of the proxy.

                                   LITIGATION

     Neither the Account nor the Series Fund is involved in any litigation that is expected have any material adverse effect upon the Account or the Portfolio.

                            CONTRACT OWNER INQUIRIES

     Contract Owner inquiries may be addressed to the Account in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning (800) 842-9368.

                                      * * *

     Contract Owners who do not expect to be present at the Meetings are requested to date and sign the enclosed proxies and return them in the enclosed envelope, or to vote by telephone or through the internet. No postage is required if mailed in the United States.

                                   APPENDIX A


                      AGREEMENT AND PLAN OF REORGANIZATION


     This Agreement and Plan of Reorganization (the "Agreement") is entered into as of the _____ day of ______, 2006, by and among THE TRAVELERS INSURANCE COMPANY ("Travelers"), a stock life insurance company organized and existing under the laws of the State of Connecticut, THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES ("Account MM"), THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES ("Account QB"), TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES ("Account TGIS"), TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES ("Account TSB"), and TACTICAL AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES ("Account TAS") (Accounts MM, QB, TGIS, TSB, and TAS, each an "Account" and collectively, the "Accounts"), each a managed separate account established and existing under the insurance laws of the State of Connecticut, and METROPOLITAN SERIES FUND, INC. (the "Series Fund"), a corporation organized under the laws of the State of Maryland.

     WHEREAS, each Account is registered with the Securities and Exchange Commission (the "Commission") as an open-end, diversified management investment company under the Investment Company Act of 1940 (the "1940 Act") and is managed by a Board of Managers;

     WHEREAS, each Account currently supports interests under variable annuity contracts (the "Contracts") that were registered under the Securities Act of 1933 (the "1933 Act"), and new sales of the Contracts are continuing;

     WHEREAS, the Series Fund is a mutual fund that is currently comprised of several series, including the BlackRock Money Market Portfolio, the BlackRock Bond Income Portfolio, the MetLife Stock Index Portfolio, and the MetLife Mid Cap Stock Index Portfolio (collectively, the "Portfolios," and each a "Portfolio");

     WHEREAS, the Board of Managers of each Account has unanimously approved the reorganization of each Account into a new sub-account (the "New Sub-Accounts") of an unmanaged separate account (the "UIT") that is registered with the Commission under the 1940 Act as a unit investment trust (together with the transfers of assets to the Portfolios described below, the "Reorganizations," and, as to each Account, a "Reorganization");

     WHEREAS, as part of a Reorganization, the assets of Account MM shall be transferred intact to the BlackRock Money Market Portfolio in exchange for Class A shares of the BlackRock Money Market Portfolio that shall be held by a New Sub-Account;

     WHEREAS, as part of a Reorganization, the assets of Account QB shall be transferred intact to the BlackRock Bond Income Portfolio in exchange for Class A shares of the BlackRock Bond Income Portfolio that shall be held by a New Sub-Account;

     WHEREAS, as part of a Reorganization, the assets of Account TGIS shall be transferred intact to the MetLife Stock Index Portfolio in exchange for Class A shares of the MetLife Stock Index Portfolio that shall be held by a New Sub-Account;

     WHEREAS, as part of a Reorganization, the assets of Account TSB shall be transferred intact to the BlackRock Money Market Portfolio in exchange for Class A shares of the BlackRock Money Market Portfolio that shall be held by a New Sub-Account;

     WHEREAS, as part of a Reorganization, the assets of Account TAS shall be transferred intact to the MetLife Mid Cap Stock Index Portfolio in exchange for Class A shares of the MetLife Mid Cap Stock Index Portfolio that shall be held by a New Sub-Account;

     WHEREAS, following the Reorganizations, each New Sub-Account shall be part of the UIT, which is a passive investment vehicle with no Board of Managers, no investment adviser, and no active portfolio of investments, and shall invest exclusively in shares of the corresponding Portfolio;

     WHEREAS, the Board of Directors of Travelers and the Board of Managers of each Account have determined that the actions contemplated by this Agreement are in the best interests of each Account and its unitholders, and have approved such actions, and that the interests of existing investors in the Accounts will not be diluted as a result of these actions;

     WHEREAS, the Board of Directors of the Series Fund has determined that the actions contemplated by this Agreement are in the best interests of the Series Fund and its shareholders, and have approved such actions, and that the interests of existing investors in the Series Fund will not be diluted as a result of these actions; and

     NOW THEREFORE, in consideration of the mutual promises made herein, the parties hereto agree as follows:

                                    ARTICLE I
                                  CLOSING DATE

     SECTION 1.01. Each Reorganization contemplated by this Agreement shall be effective on such date as may be mutually agreed upon by all parties to this Agreement (the "Closing Date"). The time on the Closing Date as of which each Reorganization is consummated is referred to hereinafter as the "Effective Time."

     SECTION 1.02. The parties agree to use their best efforts to obtain all regulatory and Contract owner approvals and perform all other acts necessary or desirable to complete the Reorganizations as of the Closing Date.

                                   ARTICLE II
                          REORGANIZATION TRANSACTIONS

     SECTION 2.01. As of the Effective Time, Travelers, on behalf of each Account, shall sell, assign, and transfer all cash (except, if required, for a minimal amount needed to keep bank accounts open), all securities and other investments held or in transit, all accounts receivable for sold investments, and all dividends and interest receivable (collectively, "portfolio assets") of the Account to be held as the property of the corresponding Portfolio.

     SECTION 2.02. In exchange for the portfolio assets of each Account, the Series Fund shall issue to Travelers for the benefit of each Account shares of the corresponding Portfolio, and each Portfolio shall assume any unsatisfied liability incurred by the corresponding Account before the

Effective Time (other than liabilities associated with insurance obligations), including liabilities to pay for securities or other investments purchased and to pay any accrued and unpaid investment advisory fees. For each Account, the number of shares of the Portfolio to be issued in the exchange shall be determined by dividing the value of the net Account assets to be transferred, as of the close of trading on the Closing Date (the "Valuation Date"), by the net asset value of the corresponding Portfolio shares. These valuations shall be computed using the valuation procedures set forth in each Portfolio's then current prospectus and statement of additional information.

     SECTION 2.03. As of the Effective Time, Travelers shall cause the shares of each Portfolio received for the benefit of each Account pursuant to Section 2.02 above to be transferred to and duly and validly recorded and held on the records of the UIT as assets of the corresponding New Sub-Account. The UIT will issue to each Account units of the corresponding New Sub-Account equal in value to the shares of each Portfolio received, and each Account will redeem its outstanding units in exchange for units of the corresponding New Sub-Account, such that the Contract owners' interests in a New Sub-Account after the Closing Date shall then be equivalent to their former interests in the corresponding Account. Travelers shall take all action necessary to ensure that such interests in each New Sub-Account, immediately following the Effective Time, are duly and validly recorded on the Contract owners' individual account records.

     SECTION 2.04. The shares of each Portfolio to be issued hereunder shall be issued in open account form by book entry without the issuance of certificates. Each such share that is issued pursuant to Section 2.02 above shall be issued for a consideration equal to the net asset value per share of the Portfolio as of the close of trading on the Closing Date.

     SECTION 2.05. If, at any time after the Closing Date, the UIT, the Trust, or Travelers determine that any further conveyance, assignment, documentation, or action is necessary or desirable to complete the Reorganization contemplated by this Agreement or to confirm full title to the assets transferred, the appropriate party or parties shall execute and deliver all such instruments and take all such actions.

     SECTION 2.06. Following the Closing Date: (1) each Account shall cease to make payments to its investment adviser for investment advisory services; and
(2) Travelers will continue to charge each New Sub-Account for mortality and expense risks assumed by Travelers, and will continue to assess the semiannual contract administrative charge, any applicable contingent deferred sales charge, any applicable variable liquidity benefit charge, and any applicable premium tax charge, any applicable transfer charge, any applicable guaranteed minimum withdrawal benefit charge, and any applicable charges for asset allocation programs.

                                   ARTICLE III
                            WARRANTIES AND CONDITIONS

     SECTION 3.01. Travelers, each Account, and the Series Fund, as appropriate, make the following representations and warranties, which shall survive the Closing Date and bind their respective successors and assigns (e.g., the UIT):

     (a) Travelers and each Account are validly organized and established, and in good standing under the laws of the State of Connecticut, and are fully empowered and qualified to carry out their business in all jurisdictions where they do so, including to enter into this Agreement and to effect the Reorganizations contemplated hereby (provided that all necessary approvals referred to in Section 3.02 of this Agreement are obtained);

     (b) Each Account is duly registered and in good standing as an open-end, diversified management investment company under the 1940 Act;

     (c) The Contracts are validly issued and non-assessable, and all of the Contracts issued through an Account have been offered and sold in material compliance with applicable requirements of the federal securities laws;

     (d) The UIT is duly registered and in good standing as a unit investment trust under the 1940 Act;

     (e) Immediately prior to the Effective Time, Travelers shall have valid and unencumbered title to the portfolio assets of each Account, except with respect to those assets for which payment has not yet been made;

     (f) All corporate and other proceedings necessary and required to be taken by Travelers and each Account to authorize and carry out this Agreement and to effect the Reorganizations have been duly and properly taken;

     (g) There are no suits, actions, or proceedings pending or threatened against Travelers, the UIT, or an Account which, to either Travelers' or each Account's knowledge, if adversely determined, would materially and adversely affect the financial condition of Travelers, the UIT, or the Account, the conduct of their business, or their ability to carry out their obligations hereunder;

     (h) There are no investigations or administrative proceedings by the Commission or by any insurance or securities regulatory body of any state or territory or the District of Columbia pending against Travelers, the UIT, or an Account which, to either Travelers' or an Account's knowledge, would lead to any suit, action, or proceeding that would materially and adversely affect the financial condition of Travelers, the UIT, or the Account, the conduct of their business, or their ability to carry out their obligations hereunder;

     (i) The Series Fund is a corporation duly authorized and validly existing under the laws of the State of Maryland, has authorized capital consisting of 4,750,000,000 shares of capital stock with par value of $0.01 per share, and is authorized to issue separate series of shares;

     (j) The Series Fund is duly registered as an open-end management investment company under the 1940 Act;

     (k) All corporate and other proceedings necessary and required to be taken by the Series Fund to authorize and carry out this Agreement and to effect the Reorganization have been duly and properly taken;

     (l) There are no suits, actions, or proceedings pending or threatened against the Series Fund or any Portfolio which, to the Series Fund's knowledge, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or its ability to carry out its obligations hereunder;

     (m) There are no investigations or administrative proceedings by the Commission or by any insurance or securities regulatory body of any state or territory or the District of Columbia pending against the Series Fund which, to the Series Fund's knowledge, would lead to any suit, action, or proceeding that would materially and adversely affect the Series Fund's or any Portfolio's financial condition, the conduct of the Series Fund's business, or the Series Fund's ability to carry out its obligations hereunder;

     (n) Should any party to this Agreement become aware, prior to the Effective Time, of any suit, action, or proceeding, of the types described in paragraphs
(g), (h), (l), and (m) above, instituted or commenced against it, such party shall immediately notify and advise all other parties to this Agreement;

     (o) Each party shall make available all information concerning itself which may be required in any application, registration statement, or other filing with a governmental body to be made by Travelers, an Account, the Series Fund, the UIT, or any or all of them, in connection with any of the transactions contemplated by this Agreement and shall join in all such applications or filings, subject to reasonable approval by its counsel. Each party represents and warrants that all of such information so furnished shall be correct in all material respects and that it shall not omit any material fact required to be stated therein or necessary in order to make the statements therein not misleading; and

     (p) No party to this Agreement is currently engaged, and the execution, delivery and performance of the Agreement by each party to this Agreement shall not result, in a material violation of any such party's charter, by-laws, or any material agreement, indenture, instrument, contract, lease or other undertaking to which such party is bound, and to such party's knowledge, the execution, delivery and performance of the Agreement shall not result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease, judgment or decree to which any such party or to which it is bound, except with respect to contracts entered into in connection with the portfolio management and custody of assets of each Account which shall terminate on or prior to the Closing Date.

     SECTION 3.02. The obligations of the parties hereunder shall be subject to satisfaction of each of the following conditions:

     (a) The representations contained herein shall be true as of and at the Effective Time with the same effect as though made at such time, and such parties shall have performed all obligations required by this Agreement to be performed by each of them prior to such time;

     (b) The Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of a Reorganization contemplated hereby;

     (c) The appropriate parties shall have received orders from the Commission providing such exemptions and approvals as they and their counsel reasonably deem necessary, and shall have made all necessary filings, if any, with, and received all necessary approvals from, state securities or insurance authorities;

     (d) The Series Fund and the UIT shall have filed with the Commission a registration statement on Form N-14 under 1933 Act, and such amendments thereto as may be necessary or desirable to effect the purposes of the Reorganizations;

     (e) Travelers shall have filed on Form N-4, a post-effective amendment to the UIT's registration statement under the 1933 Act and the 1940 Act, and such additional post-effective amendments thereto as may be necessary or desirable to effect the purposes of the Reorganizations;

     (f) The appropriate parties shall have taken all actions necessary for the filings required by paragraphs 3.02(d) and (e) to become effective, and no reason shall be known by the parties which would prevent such filings from becoming effective in a timely manner;

     (g) This Agreement and the Reorganizations contemplated hereby shall have been approved by the requisite vote of Contract owners of each Account at a meeting of the Contract owners called for such purpose (or any adjournments thereof). The failure of the Contract owners of one or more Account(s) to approve this Agreement shall not affect the consummation of a Reorganization by the Accounts whose Contract owners approved the Agreement;

     (h) Travelers and the Accounts shall have received an opinion of counsel to the Series Fund (who may be the same as counsel to Travelers and the Accounts) in form and substance reasonably satisfactory to Travelers and the Accounts to the effect that, as of the Closing Date:

          (1) the Series Fund has been duly organized, is existing in good standing under the laws of the State of Maryland, is authorized to engage in business as a registered investment company under applicable laws and regulations, is authorized to issue its shares for the purposes contemplated by this Agreement, and is duly registered as an open-end management investment company under the 1940 Act;

          (2) the shares of each Portfolio to be issued pursuant to the terms of this Agreement have been duly authorized and, when issued and delivered as provided herein, shall be validly issued, fully paid, and non-assessable;

          (3) all corporate and other proceedings required to be taken by or on the part of the Series Fund to authorize and carry out this Agreement and effect the Reorganizations have been duly and properly taken; and

          (4) this Agreement is a valid obligation of the Series Fund and legally binding upon it in accordance with its terms.

     (i) The Series Fund shall have received an opinion from counsel to Travelers (who may be the same as counsel to the Series Fund) in form and substance reasonably satisfactory to the Series Fund to the effect that, as of the Closing Date:

          (1) Travelers, the UIT, and each Account are validly organized and in good standing under the laws of the State of Connecticut and are fully empowered and qualified to carry out their business in all jurisdictions where they do so, including to enter into this Agreement and to effect the transactions contemplated hereby;

          (2) each Account is registered as a management investment company under the 1940 Act;

          (3)  the UIT is registered as a unit investment trust under the 1940
               Act;

          (4) all corporate and other proceedings necessary and required to be taken by or on the part of Travelers and each Account to authorize and carry out this Agreement and to effect the Reorganizations have been duly and properly taken; and

          (5) this Agreement is a valid obligation of Travelers and each Account and legally binding upon them in accordance with its terms.

     (j) Sutherland Asbill & Brennan LLP shall deliver an opinion substantially to the effect that, based upon certain facts, assumptions and representations, the transactions contemplated by this Agreement should not result in the realization of taxable income or gains to the Contract owners. The delivery of such opinion is conditioned upon receipt by Sutherland Asbill & Brennan LLP of representations it shall request of the parties to this Agreement. Notwithstanding anything herein to the contrary, no party to this Agreement may waive the condition set forth in this paragraph.

     (k) Each party shall have furnished, as reasonably requested by any other party, other legal opinions, officers' certificates, incumbency certificates, certified copies of board and committee resolutions, good standing certificates, and other closing documentation as may be appropriate for a transaction of this type.

                                   ARTICLE IV
                                      COSTS

     SECTION 4.01. [Travelers] shall bear all expenses in connection with effecting the Reorganizations contemplated by this Agreement including, without limitation, preparation and filing of registration statements, applications, and amendments thereto on behalf of any and all parties hereto; and all legal, accounting, and data processing services necessary to effect the Reorganizations.

                                    ARTICLE V
                                   TERMINATION

     SECTION 5.01. This Agreement may be terminated as to a Reorganization or a Reorganization may be abandoned at any time prior to the Effective Time, notwithstanding approval by the Contract owners:

     (a) by mutual consent of the parties hereto;

     (b) by any of the parties if any condition set forth in Section 3.02 has not been fulfilled by the other parties; or

     (c) by any of the parties if a Reorganization does not occur on or before ______________, 2006 and no subsequent date can be mutually agreed upon.

     SECTION 5.02. At any time prior to the Effective Time, any of the terms or conditions of this Agreement may be waived by the party or parties entitled to the benefit thereof if such waiver shall not have a material adverse effect on the interests of Contract owners.

                                   ARTICLE VI
                                     GENERAL

     SECTION 6.01. This Agreement may be executed in two or more counterparts, each of which shall be deemed an original, but all of which shall constitute one and the same instrument.

     SECTION 6.02. This Agreement shall be governed by and construed and enforced in accordance with the laws of Connecticut, without regard to its principles of conflicts of law.

     IN WITNESS WHEREOF, as of the day and year first above written, each of the parties has caused this Agreement to be executed on its behalf.


                                            THE TRAVELERS INSURANCE COMPANY
Attest:


____________________                        By:__________________________
                                                              [title]



                                            THE TRAVELERS MONEY MARKET ACCOUNT
Attest:                                     FOR VARIABLE ANNUITIES


____________________                        By:__________________________
                                                              [title]



                                            THE TRAVELERS QUALITY BOND ACCOUNT
Attest:                                     FOR VARIABLE ANNUITIES


____________________                        By:__________________________
                                                              [title]


                                            TACTICAL GROWTH AND INCOME STOCK
Attest:                                      ACCOUNT FOR VARIABLE ANNUITIES


____________________                        By:__________________________
                                                              [title]

                                            TACTICAL SHORT-TERM BOND ACCOUNT
Attest:                                     FOR VARIABLE ANNUITIES


____________________                        By:__________________________
                                                              [title]



                                            TACTICAL AGGRESSIVE STOCK ACCOUNT
Attest:                                     FOR VARIABLE ANNUITIES


____________________                        By:__________________________
                                                              [title]



                                            METROPOLITAN SERIES FUND, INC.
Attest:


____________________                        By:__________________________
                                                              [title]

                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION
                                FEBRUARY __, 2006

                         METROPOLITAN SERIES FUND, INC.
                        BLACKROCK MONEY MARKET PORTFOLIO
                                  METLIFE PLAZA
                            27-01 Queens Plaza North
                           Long Island City, NY 11101

     This Statement of Additional Information ("SAI") relates to a transaction whereby all of the assets and liabilities of The Travelers Money Market Account for Variable Annuities (the "Account") of the Travelers Insurance Company ("TIC"), One Cityplace, Hartford, Connecticut 06103, will be transferred to the BlackRock Money Market Portfolio (the "Portfolio") of the Metropolitan Series Fund, Inc. (the "Series Fund") in exchange for Class A shares of the Portfolio, and the Account will be restructured as a sub-account (the "New Sub-Account") of The Travelers Fund U for Variable Annuities (the "Successor Account"), with the New Sub-Account holding only shares of the Portfolio.

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated February __, 2006 for the Special Meeting of Contract Owners of the Account to be held on April __, 2006. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling TIC at 1-800-842-9368.

     Further information about the Portfolio is contained in the Statement of Additional Information for the Series Fund dated May 1, 2005, which is incorporated herein by reference. Further information about the Account and the Successor Account is contained in the Statements of Additional Information for the Contracts under which the Account and Successor Account are offered. The Statement of Additional Information of the Portfolio and a Statement of Additional Information relating to the Account and Successor Account will be provided to Contract Owners requesting this SAI.

                       STATEMENT OF ADDITIONAL INFORMATION

                                Table of Contents

GENERAL INFORMATION............................................................2
FINANCIAL STATEMENTS...........................................................3


                                      -3o-

                               GENERAL INFORMATION

     The Shareholders of the Account are being asked to consider and vote on a proposal with respect to an Agreement and Plan of Reorganization (the "Agreement") dated as of ______, 2006 whereby the assets and liabilities of the Account will be transferred to the Portfolio, a series of the Series Fund, in exchange for shares of the Portfolio, and the Account will be restructured as the New Sub-Account of , an investment division of the Successor Account, a unit investment trust.

     A Special Meeting of Shareholders of the Account to consider the proposal and the related transaction will be held at 501 Boylston Street, 5th Floor, Boston, Massachusetts, 02116 on April __, 2006 at ______a.m. (Eastern time). For further information about the transaction, see the Combined Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS


     The financial statements of the Account contained in the Account's annual report to Contract Owners for the fiscal year ended December 31, 2004 have been audited by KPMG LLP, the prior independent registered public accounting firm for the Account. This annual report, as well as the most recent semi-annual report of the Account, which contains unaudited financial statements of the Account for the six months ended June 30, 2005, may be obtained without charge by calling 1-800-842-9368. The financial statements of the Portfolio contained in the Series Fund's annual report to shareholders for the fiscal year ended December 31, 2004 have been audited by Deloitte & Touche LLP, the independent registered public accounting firm for the Portfolio. This annual report, as well as the most recent semi-annual report of the Portfolio, which contains unaudited financial statements of the Portfolio for the six months ended June 30, 2005, may be obtained without charge by calling 1-800-638-7732. The financial statements of the Account and Portfolio contained in the December 31, 2004 annual reports and the June 30, 2005 semi-annual reports of the Account and the Series Fund are incorporated herein by reference to the Forms N-CSR filed by the Account on February 25, 2005 and August 26, 2005 and the Forms N-CSR filed by the Series Fund on March 3, 2005 and August 26, 2005, and will be provided to Contract Owners requesting this SAI. No parts of such annual and semi-annual reports other than the financial statements are incorporated by reference herein. The Account and the Series Fund expect that annual reports to Contract Owners/shareholders for the period ending December 31, 2005 will be available in late February, 2006.

     No projected (pro forma) financial information reflecting the combined accounts of the Account and the Portfolio is included in this SAI, because the net asset value of the Account as of December 31, 2005 did not exceed 10% of the net asset value of the Portfolio as of that date

.. FORM N-14


PART C - OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

     Section 2-418 of the Maryland General Corporation Law ("MGCL") permits indemnification of a director against judgments, penalties, fines, settlements and reasonable expenses actually incurred by the director in connection with any proceeding to which he has been made a party by reason of service as a director, unless it is established that (i) the director's act or omission was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; or (ii) the director actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. However, indemnification may not be made in any proceeding by or in the right of the corporation in which the director has been adjudged to be liable to the corporation. In addition, a director may not be indemnified in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received. Section 2-418 of the MGCL also requires a corporation, unless limited by its charter, to indemnify a director who has been successful in the defense of a proceeding against reasonable expenses incurred. Reasonable expenses incurred by a director may be paid or reimbursed by a corporation in advance of the final disposition of a proceeding upon the receipt of certain written affirmations and undertakings required by Section 2-418. Unless limited by its Charter, a Maryland corporation
(i) may indemnify and advance expenses to an officer to the same extent it may indemnify a director, (ii) is required to indemnify an officer to the extent required for a director, and (iii) may indemnify and advance expenses to an officer who is not a director to such further extent, consistent with law, as provided by the charter, bylaws, action of its board of directors or contract.

     See Article V of the Registrant's Amended and Restated Bylaws dated May 8, 2003, which Bylaws are incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed on February 4, 2004 (File No. 2-80751).

     See Section 7 of the Registrant's Amended and Restated Distribution Agreement dated November 3, 2004, which Agreement is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, filed on April 29, 2005 (File No. 2-80751).

     See Section 14 of the Registrant's Transfer Agency Agreement dated April 28, 2003, which Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A, filed on April 29, 2004 (File No. 2-80751).

     The Registrant, at its expense, provides liability insurance for the benefit of its directors and officers.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 16.  Exhibits.

     (1)(a) Articles of Incorporation of Registrant, as amended May 23, 1983, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (1)(b) Articles Supplementary of Registrant, dated October 22, 1984, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (1)(c) Articles Supplementary of Registrant, dated May 16, 1986, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (1)(d) Articles Supplementary of Registrant, dated October 6, 1987, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (1)(e) Articles Supplementary of Registrant, dated January 27, 1988, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (1)(f) Articles Supplementary of Registrant, dated January 25, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (1)(g) Articles Supplementary of Registrant, dated August 3, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (1)(h) Articles Supplementary of Registrant, dated December 17, 1996, are incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed on December 18, 1996.

     (1)(i) Articles Supplementary of Registrant, dated September 9, 1998, are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on January 11, 1999.

     (1)(j) Articles Supplementary of Registrant, dated February 7, 2000, are incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on April 6, 2000.

     (1)(k) Articles Supplementary of Registrant, dated November 2, 2000, are incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed on November 30, 2000.

     (1)(l) Articles Supplementary of Registrant, dated February 26, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on April 4, 2001.

     (1)(m) Articles Supplementary of Registrant, dated April 26, 2002, is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2003.

     (1)(n) Articles Supplementary of Registrant, dated April 18, 2003, is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2003.

     (1)(o) Articles Supplementary of Registrant, dated January 30, 2004, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (1)(p) Articles Supplementary of Registrant, dated April 22, 2004 is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 29, 2004.

     (1)(q) Articles Supplementary of Registrant, dated June 16, 2004, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (1)(r) Articles Supplementary of Registrant, dated March 3, 2005, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (1)(s) Certificate of Correction of Articles of Amendment, dated December 1, 1983, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (1)(t) Articles of Amendment, dated July 30, 1997, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (1)(u) Articles of Amendment, dated October 6, 1998, are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on October 6, 1998.

     (1)(v) Articles of Amendment, dated February 2, 1999, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (1)(w) Articles of Amendment, dated January 11, 2000, are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed on January 19, 2000.

     (1)(x) Articles of Amendment, dated March 5, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on April 4, 2001.

     (1)(y) Articles of Amendment, dated April 26, 2002, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2003.

     (1)(z) Articles of Amendment, dated April 18, 2003, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2003.

     (1)(aa) Articles of Amendment dated December 11, 2003, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 29, 2004.

     (1)(bb) Articles of Amendment dated April 22, 2004, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 29, 2004.

     (1)(cc) Articles of Amendment dated January 28, 2005, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (2)(a) Bylaws of Registrant, as amended January 27, 1988, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (2)(b) Amendment to Bylaws, dated April 24, 1997, is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed on April 2, 1998.

     (2)(c) Amended and Restated Bylaws dated May 8, 2003 are incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed on February 4, 2004.

     (3) None.

     (4) Agreement and Plan of Reorganization (Filed as Appendix A to the Combined Prospectus/Proxy Statement included in Part A to the Form N-14 Registration Statement).

     (5) None.

     (6)(a) Advisory Agreement relating to BlackRock Money Market Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on January 17, 2003.

     (6)(b) Subadvisory Agreement relating to BlackRock Money Market Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (7)(a) Distribution Agreement as revised May 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (7)(b) Amended and Restated Distribution Agreement as revised May 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (8) None.

     (9)(a) Custodian Agreement with State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (9)(b) Revised schedule of remuneration is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (9)(c) Amendments to Custodian Agreement are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (9)(d) Amendment to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed on January 29, 2002.

     (9)(e) Agreement dated October 23, 2002 revising list of portfolios subject to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2003.

     (9)(f) Agreement dated May 30, 2003 revising list of portfolios subject to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 29, 2004.

     (10)(a) Class B and Class E Distribution Plan as revised May 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005 (File No. 2-80751).

     (10)(b) Class B and Class E Distribution and Services Plan as revised May 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005 (File No. 2-80751).

     (10)(c) Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on April 4, 2001 (File No. 2-80751).

     (11) Opinion and Consent of Ropes & Gray LLP is filed herewith as Exhibit
11.

     (12) Form of Tax Opinion of Sutherland Asbill & Brennan is filed herewith as Exhibit 12.

     (13)(a) Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 29, 2004 .

     (13)(b) Agreement relating to the use of the "Metropolitan" name and service marks is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (13)(c) Form of Participation Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on April 6, 2000.

     (13)(d) Expense Agreement is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on February 7, 2005.

     (14)(a) Consent of KPMG LLP with respect to The Travelers Money Market Account for Variable Annuities is filed herewith as Exhibit 14(a). (To be filed by amendment.)

     (14)(b) Consent of Deloitte & Touche LLP with respect to the BlackRock Money Market Portfolio of the Registrant is filed herewith as Exhibit 14(b).

     (15) Not applicable.

     (16) None.

     (17) Form of Proxy.

Item 17.  Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Hartford and the State of Connecticut, on the 17th day of January, 2006.

                                    THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                                    (Registrant)

                                    By:  THE TRAVELERS INSURANCE COMPANY
                                    (Depositor)

                                    By:              /s/ Bennett D. Kleinberg
                                    Name:                Bennett D. Kleinberg
                                    Title:            Vice President and Actuary



                                    THE TRAVELERS INSURANCE COMPANY
                                    (Depositor)

                                    By:              /s/ Bennett D. Kleinberg
                                    Name:                Bennett D. Kleinberg
                                    Title:            Vice President and Actuary


     As required by the Securities Act of 1933, the registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

Signature                                          Title                                    Date

                                                   C. Robert Henrikson
                                                   Director, Chairman, President, and
/s/ C. Robert Henrikson                            Chief Executive Officer                  January 17, 2006

                                                   Stanley J. Talbi
                                                   Senior Vice President and Chief
/s/ Stanley J. Talbi                               Financial Officer                        January 17, 2006

                                                   Joseph J. Prochaska, Jr.
                                                   Senior Vice President and Chief
/s/ Joseph J. Prochaska, Jr.                       Accounting Officer                       January 17, 2006

                                                   Leland C. Launer, Jr.
/s/ Leland C. Launer, Jr.                          Director                                 January 17, 2006


                                                   Lisa M. Weber
/s/ Lisa M. Weber                                  Director                                 January 17, 2006


     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Long Island City and the State of New York, on the 17th day of January, 2006.



                                    METROPOLITAN SERIES FUND, INC.
                                    (Registrant)

                                    By:            /s/ Hugh C. McHaffie
                                    Name:                Hugh C. McHaffie
                                    Title:                    President

     As required by the Securities Act of 1933, the registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

Signature                                          Name and Title                           Date

                                                   Hugh C. McHaffie
                                                   President and Chief Executive Officer
/s/ Hugh C. McHaffie                               (Principal Executive Officer)            January 17, 2006

                                                   Steve A. Garban
/s/ Steve A. Garban                                Director                                 January 17, 2006

                                                   Linda B. Strumpf
/s/ Linda Strumpf                                  Director                                 January 17, 2006

                                                   Michael S. Scott Morton
/s/ Michael S. Scott Morton                        Director                                 January 17, 2006

                                                   Arthur G. Typermass
/s/ Arthur G. Typermass                            Director                                 January 17, 2006

                                                   H. Jesse Arnelle
/s/ H. Jesse Arnelle                               Director                                 January 17, 2006

                                                   Nancy Hawthorne
/s/ Nancy Hawthorne                                Director                                 January 17, 2006

                                                   John T. Ludes
/s/ John T. Ludes                                  Director                                 January 17, 2006

                                                   Peter H. Duffy
                                                   Treasurer (Principal Financial and
/s/ Peter H. Duffy                                 Accounting Officer)                      January 17, 2006